UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-09607

                                                         Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

                                                     Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

                                         Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

August 31, 2012 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 73.5%

	COMMERCIAL FINANCE — 5.0%
9,817,629	CIT Group Inc. (a)	$ 370,713,671

	DIVERSIFIED BANKS — 8.8%
81,607,015	Bank of America Corp.	652,040,050

	DIVERSIFIED HOLDING COMPANIES — 3.5%
12,186,350	Leucadia National Corp.	260,544,163

	MULTI-LINE INSURANCE — 37.2%
80,380,825	American International Group, Inc. (a)	2,759,473,722

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.8%
23,136,502	The St. Joe Co. (a)(b)(c)(d)(e)	430,220,941

	RETAIL DEPARTMENT STORES — 10.1%
14,212,673	Sears Holdings Corp. (a)(e)	749,718,501

	SPECIALTY RETAIL-HOME IMPROVEMENT — 0.1%
592,993	Orchard Supply Hardware Stores Corp., Class A (a)(e)	8,491,660

	SURETY INSURANCE — 3.0%
20,501,100	MBIA, Inc. (a)(e)	223,051,968

TOTAL DOMESTIC EQUITY SECURITIES (COST $5,920,411,099)		5,454,254,676

	DOMESTIC PREFERRED EQUITY SECURITIES — 0.0%
	SPECIALTY RETAIL-HOME IMPROVEMENT — 0.0%
520,052	Orchard Supply Hardware Stores
	Corp., Preferred,
	Zero Coupon,
	Series A (a)(e)	910,091

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $937,293)		910,091

Shares		Value

	WARRANTS — 12.2%

	MULTI-LINE INSURANCE — 3.8%
21,588,480	American International Group, Inc.,
	Vested, Strike Price $45.00, Expire 01/19/2021 (a)(f)	$ 280,650,240

	REAL ESTATE INVESTMENT TRUSTS — 7.6%
40,634,357	General Growth Properties, Inc.,
	Vested, Strike Price $9.466, Expire 11/09/2017 (a)(b)(c)(d)(f)	565,910,626

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
1,896,270	Howard Hughes Corp.,
	Vested, Strike Price $50.00, Expire 11/09/2017 (a)(b)(c)(d)(f)	56,924,888

TOTAL WARRANTS (COST $351,676,339)		903,485,754

Principal
	DOMESTIC CORPORATE BONDS — 0.6%
	REGIONAL BANKS — 0.2%
$ 12,308,000	Emigrant Bancorp, Inc.
	6.250%, 06/15/2014 (b)	11,468,594

	SURETY INSURANCE — 0.4%
	MBIA, Inc.
17,932,000	7.000%, 12/15/2025 (e)	12,821,380
13,859,000	7.150%, 07/15/2027 (e)	9,909,185
11,580,000	5.700%, 12/01/2034 (e)	7,237,500

		29,968,065

TOTAL DOMESTIC CORPORATE BONDS (COST $44,953,738)		41,436,659

	U.S. GOVERNMENT OBLIGATIONS — 11.4%
50,000,000	U.S. Treasury Bills 0.055%, 09/06/2012 (g)	49,999,618
100,000,000	U.S. Treasury Bills 0.078%, 09/13/2012 (g)	99,997,400
100,000,000	U.S. Treasury Bills 0.098%, 09/20/2012 (g)	99,994,854

The accompanying notes are an integral part of schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012 (unaudited)

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS (Continued)
$100,000,000	U.S. Treasury Bills 0.108%,
	11/01/2012 (g)	$99,987,900
100,000,000	U.S. Treasury Bills 0.132%,
	11/08/2012 (g)	99,985,600
100,000,000	U.S. Treasury Bills 0.130%,
	11/29/2012 (g)	99,978,500
100,000,000	U.S. Treasury Bills 0.143%,
	12/13/2012 (g)	99,972,900
100,000,000	U.S. Treasury Bills 0.181%,
	05/30/2013 (g)	99,890,300
100,000,000	U.S. Treasury Bills 0.203%,
	06/27/2013 (g)	99,880,900

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $849,571,468)		849,687,972

Shares		Value

	MONEY MARKET FUNDS — 2.3%
173,628,525	Fidelity Institutional Money
	Market Funds - Money
	Market Portfolio, 0.210% (h)	$173,628,525

TOTAL MONEY MARKET FUNDS (COST $173,628,525)		173,628,525

TOTAL INVESTMENTS — 100.0% (COST $7,341,178,462)		7,423,403,677
	LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%	(1,411,011)

NET ASSETS — 100.0%		$7,421,992,666

(a)	Non-income producing security.
(b)

Security fair valued under procedures approved by the Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, c) using simulation models, and d) the Manager’s estimates of the discount necessary to reflect the current and existing restrictions on the Manager transacting in the securities. The value of these securities totals $1,064,525,049, which represents 14.34% of The Fairholme Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs and Level 3 measurements if the determination of fair value is based primarily on the use of significant unobservable inputs.

(c)	Security is deemed an illiquid security under procedures approved by the Directors.
(d)

Restricted or controlled security under procedures approved by the Directors. The value of these securities totals $1,053,056,455, which represents 14.19% of The Fairholme Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date(s)	Acquisition Cost	08/31/2012 Carrying Value Per Unit
23,136,502	The St. Joe Co.	12/12/2007-10/13/2010	$607,609,975	$18.5949
40,634,357	General Growth Properties, Inc., Warrants, Vested, Strike Price $9.466, Expire 11/09/2017	05/10/2010	—	13.9269
1,896,270	Howard Hughes Corp., Warrants, Vested, Strike Price $50.00, Expire 11/09/2017	11/05/2010	—	30.0194

(e)	Affiliated Company. See Note 3.
(f)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1, excluding the General Growth Properties, Inc. warrants, which on August 31, 2012 had a conversion ratio of 1:1.1093.

(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Annualized based on the 1-day yield as of August 31, 2012.

The accompanying notes are an integral part of schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

August 31, 2012 (unaudited)

Shares		Value
	WARRANTS — 2.6%

	MULTI-LINE INSURANCE — 0.1%
23,212	American International Group, Inc.,
	Vested, Strike Price $45.00, Expire 01/19/2021 (a)(b)	$301,756

	REAL ESTATE INVESTMENT TRUSTS — 2.3%
437,072	General Growth Properties, Inc.,
	Vested, Strike Price $9.466, Expire 11/09/2017 (a)(b)(c)(d)(e)	6,087,058

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
20,397	Howard Hughes Corp.,
	Vested, Strike Price $50.00, Expire 11/09/2017 (a)(b)(c)(d)(e)	612,306

TOTAL WARRANTS (COST $378,123)		7,001,120

Principal

	DOMESTIC CORPORATE BONDS — 81.8%

	REGIONAL BANKS — 20.1%
$58,500,000	Emigrant Bancorp, Inc. 6.250%, 06/15/2014 (c)	54,510,300

	RETAIL DEPARTMENT STORES — 20.1%
60,000,000	Sears Holdings Corp. 6.625%, 10/15/2018 (c)	54,450,000

	SURETY INSURANCE — 41.6%
60,600,000	MBIA Insurance Corp., Subordinate Debenture 14.000%, 01/15/2033 (f)	32,724,000

Principal		Value
	MBIA, Inc.
$ 8,486,000	6.400%, 08/15/2022	$6,067,490
7,105,000	7.000%, 12/15/2025	5,080,075
49,716,000	7.150%, 07/15/2027	35,546,940
47,500,000	6.625%, 10/01/2028	33,012,500

		112,431,005

TOTAL DOMESTIC CORPORATE BONDS (COST $234,632,941)		221,391,305

	U.S. GOVERNMENT OBLIGATIONS — 7.4%
10,000,000	U.S. Treasury Bills 0.100%, 09/20/2012 (g)	9,999,472
10,000,000	U.S. Treasury Bills 0.156%, 04/04/2013 (g)	9,992,500

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $19,990,185)		19,991,972

Shares

	MONEY MARKET FUNDS — 6.3%
16,982,296	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.210% (h)	16,982,296

TOTAL MONEY MARKET FUNDS (COST $16,982,296)		16,982,296

TOTAL INVESTMENTS — 98.1% (COST $271,983,545)		265,366,693
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%	5,085,884

NET ASSETS — 100.0%		$270,452,577

(a)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1, excluding the General Growth Properties, Inc. warrants, which on August 31, 2012 had a conversion ratio of 1:1.1093.

(b)	Non-income producing security.
(c)

Security fair valued under procedures approved by the Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, and c) using simulation models. The value of these securities totals $115,659,664, which represents 42.77% of The Income Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs and Level 3 measurements if the determination of fair value is based primarily on the use of significant unobservable inputs.

The accompanying notes are an integral part of schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012 (unaudited)

(d)

Restricted or controlled security under procedures approved by the Directors. The value of these securities totals $6,699,364, which represents 2.48% of The Income Fund’s net assets. Information related to these securities is as follows:

				08/31/2012
Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	Carrying Value Per Unit
437,072	General Growth Properties, Inc., Warrants, Vested, Strike Price $9.466, Expire 11/09/2017	05/10/2010	$-	$13.9269
20,397	Howard Hughes Corp., Warrants, Vested, Strike Price $50.00, Expire 11/09/2017	11/05/2010	-	30.0194

(e)	Security is deemed an illiquid security under procedures approved by the Directors.
(f)	Variable rate security. The rate shown is as of August 31, 2012.
(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Annualized based on the 1-day yield as of August 31, 2012.

The accompanying notes are an integral part of schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

August 31, 2012 (unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES — 57.7%
	DIVERSIFIED HOLDING COMPANIES — 4.7%
612,100	Leucadia National Corp.	$13,086,698

	MULTI-LINE INSURANCE — 14.9%
1,212,900	American International
	Group, Inc. (a)	41,638,857

	RETAIL DEPARTMENT STORES — 8.9%
472,100	Sears Holdings Corp. (a)	24,903,275

	SPECIALTY RETAIL-HOME IMPROVEMENT — 0.1%
8,070	Orchard Supply Hardware Stores
	Corp., Class A (a)	115,569

	SURETY INSURANCE — 29.1%
7,462,900	MBIA, Inc. (a)	81,196,352

TOTAL DOMESTIC EQUITY SECURITIES (COST $143,635,490)		160,940,751

	FOREIGN EQUITY SECURITIES — 6.4%

	CANADA — 6.4%

	METALS & MINING — 6.4%
1,536,500	Imperial Metals Corp. (a)	17,800,487

TOTAL FOREIGN EQUITY SECURITIES
(COST $20,218,760)		17,800,487

	WARRANTS — 18.3%

	DIVERSIFIED BANKS — 14.0%
5,570,428	Bank of America Corp., Vested, Strike Price $13.30, Expire 01/16/2019 (a)(b)	18,271,004
729,700	JPMorgan Chase & Co., Vested, Strike Price $42.42, Expire 10/28/2018 (a)(b)	7,260,515

Shares		Value
1,349,565	Wells Fargo & Co.,
	Vested, Strike Price $34.01,
	Expire 10/28/2018 (a)(b)	$13,644,102

		39,175,621

	MULTI-LINE
	INSURANCE — 4.3%
507,515	American International
	Group, Inc.,
	Vested, Strike Price $45.00,
	Expire 01/19/2021 (a)(b)	6,597,695
524,400	Hartford Financial Services
	Group, Inc.,
	Vested, Strike Price $9.649,
	Expire 06/26/2019 (a)(b)	5,296,440

		11,894,135

TOTAL WARRANTS
(COST $47,318,639)		51,069,756

Principal
	DOMESTIC CORPORATE
	BONDS — 3.8%
	REGIONAL BANKS — 3.8%
$11,400,000	Emigrant Bancorp, Inc.
	6.250%, 06/15/2014 (c)	10,622,520

TOTAL DOMESTIC CORPORATE BONDS
(COST $10,596,465)		10,622,520

	U.S. GOVERNMENT
	OBLIGATIONS — 7.2%
10,000,000	U.S. Treasury Bills 0.095%,
	10/25/2012 (d)	9,998,575
10,000,000	U.S. Treasury Bills 0.181%,
	05/30/2013 (d)	9,989,030

TOTAL U.S. GOVERNMENT
OBLIGATIONS
(COST $19,985,326)		19,987,605

The accompanying notes are an integral part of schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012 (unaudited)

Shares		Value
	MONEY MARKET FUNDS — 5.2%
14,597,825	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.210% (e)	$14,597,825

TOTAL MONEY MARKET FUNDS (COST $14,597,825)		14,597,825

Value
MISCELLANEOUS INVESTMENTS — 1.7%(f)
(COST $4,519,496)	$4,705,516

TOTAL INVESTMENTS — 100.3% (COST $260,872,001)	279,724,460
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%	(915,117)

NET ASSETS — 100.0%	$278,809,343

(a)	Non-income producing security.
(b)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(c)

Security fair valued under procedures approved by the Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, and c) using simulation models. The value of this security totals $10,622,520, which represents 3.81% of The Allocation Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs.

(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of August 31, 2012.
(f)	Represents previously undisclosed unrestricted securities, which The Allocation Fund has held for less than one year.

The accompanying notes are an integral part of schedule of investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2012 (unaudited)

Note 1. Significant Accounting Policies

The Fairholme Fund’s (“The Fairholme Fund”), The Fairholme Focused Income Fund’s (“The Income Fund”), and The Fairholme Allocation Fund’s (“The Allocation Fund”) (each a “Fund” and collectively the “Funds”) investments are reported at fair value as defined by U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). The Funds generally determine their net asset value as of approximately 4:00 p.m. Eastern Time each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Fairholme Capital Management, LLC (the “Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3. As of August 31, 2012, equity investments of The St. Joe Co. valued at $430,220,941 (5.80% of net assets) in The Fairholme Fund are fair valued by the Manager due to a trading restriction. The value is calculated by applying a discount to the official closing price on the day of valuation. These investments are reflected as being fair valued under procedures approved by the Board of Directors (the “Board”) in the Schedules of Investments.

Fixed-income securities (corporate bonds, convertible bonds, and asset backed securities): The fair value of corporate bonds, convertible bonds, and asset backed securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith. As of August 31, 2012, fixed income investments valued at $11,468,594 (0.2% of net assets), $108,960,300 (40.3% of net assets), and $10,622,520 (3.8% of net assets) in The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, are valued by the Manager utilizing the average bid of independent broker/dealer quotes or the average bid of independent broker/dealer quotes and observable market prices on the day of valuation. These investments are reflected as being fair valued pursuant to procedures approved by the Board in the Schedules of Investments. Although most corporate bonds are classified in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do no obligate, the holder to buy equity securities

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

August 31, 2012 (unaudited)

at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and other inputs are classified as Level 3 of the fair value hierarchy.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Adviser - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers of securities not valued by these and other TPPS. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; and (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities;

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including the Funds’ determinations as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of August 31, 2012 is as follows:

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

August 31, 2012 (unaudited)

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value at 08/31/2012
THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	$—	$430,220,941	$—	$430,220,941
Other*	5,024,033,735	—	—	5,024,033,735
Domestic Preferred Equity Securities*	910,091	—	—	910,091
Warrants
Multi-Line Insurance	280,650,240	—	—	280,650,240
Real Estate Investment Trusts	—	—	565,910,626	565,910,626
Real Estate Management & Development	—	—	56,924,888	56,924,888
Domestic Corporate Bonds	—	41,436,659	—	41,436,659
U.S. Government Obligations	—	849,687,972	—	849,687,972
Money Market Funds	173,628,525	—	—	173,628,525

TOTAL INVESTMENTS	$5,479,222,591	$1,321,345,572	$622,835,514	$7,423,403,677

THE INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Warrants
Multi-Line Insurance	$301,756	$—	$—	$301,756
Real Estate Investment Trusts	—	—	6,087,058	6,087,058
Real Estate Management & Development	—	—	612,306	612,306
Domestic Corporate Bonds	—	221,391,305	—	221,391,305
U.S. Government Obligations	—	19,991,972	—	19,991,972
Money Market Funds	16,982,296	—	—	16,982,296

TOTAL INVESTMENTS	$17,284,052	$241,383,277	$6,699,364	$265,366,693

THE ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$160,940,751	$—	$—	$160,940,751
Foreign Equity Securities	17,800,487	—	—	17,800,487
Warrants*	51,069,756	—	—	51,069,756
Domestic Corporate Bonds	—	10,622,520	—	10,622,520
U.S. Government Obligations	—	19,987,605	—	19,987,605
Money Market Funds	14,597,825	—	—	14,597,825
Miscellaneous Investments	3,764,845	940,671	—	4,705,516

TOTAL INVESTMENTS	$248,173,664	$31,550,796	$—	$279,724,460

*    Industry classifications for these categories are detailed in the Schedules of Investments.

The Funds had no transfers between Level 1 and Level 2 during the period ended August 31, 2012.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

August 31, 2012 (unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	THE FAIRHOLME FUND
	Assets: Investments (Fair Value)
	Warrants
	Real Estate Investment Trusts	Real Estate Management & Development	Total Level 3 Investments
Balance as of 11/30/2011	$339,268,437	$35,943,608	$375,212,045
Change in unrealized appreciation	226,642,189	20,981,280	247,623,469
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3 (1)	—	—	—
Transfers out of Level 3 (1)	—	—	—

Balance as of 08/31/2012	$565,910,626	$56,924,888	$622,835,514

Net change in unrealized appreciation during the period on Level 3 investments held at 08/31/2012	$226,642,189	$20,981,280	$247,623,469

	THE INCOME FUND
	Assets: Investments (Fair Value)
	Warrants
	Real Estate Investment Trusts	Real Estate Management & Development	Total Level 3 Investments
Balance as of 11/30/2011	$3,649,245	$386,623	$4,035,868
Change in unrealized appreciation	2,437,813	225,683	2,663,496
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3 (1)	—	—	—
Transfers out of Level 3 (1)	—	—	—

Balance as of 08/31/2012	$6,087,058	$612,306	$6,699,364

Net change in unrealized appreciation during the period on Level 3 investments held at 08/31/2012	$2,437,813	$225,683	$2,663,496

(1)	The Fairholme Fund’s and The Income Fund’s policies are to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

Recent Accounting Standards: In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

Warrants: The Funds’ investments in warrants as of August 31, 2012 are presented within the Schedules of Investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

August 31, 2012 (unaudited)

The Fairholme Fund’s, The Income Fund’s, and The Allocation Fund’s warrant positions during the period ended August 31, 2012 had an average monthly market value of approximately $691,504,194, $5,478,408, and $40,718,884, respectively.

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at August 31, 2012 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Fairholme Fund	$7,345,938,421	$1,270,975,404	$(1,193,510,148)	$77,465,256
The Income Fund	271,983,545	6,948,692	(13,565,544)	(6,616,852)
The Allocation Fund	260,872,001	25,257,813	(6,405,354)	18,852,459

The difference between book basis and tax basis net unrealized appreciation, if any, is primaryly attributable to the tax deferral of losses on wash sales.

Note 3. Transactions in Shares of Affiliates

Portfolio companies in which a Fund owns 5% or more of the outstanding voting securities of the company are considered affiliates of the Fund. The aggregate fair value of all securities of affiliates held in The Fairholme Fund as of August 31, 2012 amounted to $1,813,074,897 representing 24.43% of net assets. There were no affiliates of The Income Fund or The Allocation Fund as of August 31, 2012.

Transactions in the Fairholme Fund during the period ended August 31, 2012 in which the issuer was an affiliate are as follows:

The Fairholme Fund	November 30, 2011	Gross Additions	Gross Deductions	August 31, 2012
	Shares/	Shares/	Shares/	Shares/		Realized	Investment
	Par Value	Par Value	Par Value	Par Value	Fair Value	Gain (Loss)	Income
CIT Group, Inc.	16,358,129	—	6,540,500	9,817,629	$370,713,671	$(29,620,434)	$—
MBIA, Inc.	20,501,100	—	—	20,501,100	223,051,968	—	—
Orchard Supply Hardware Stores Corp., Class A(a)	—	641,893	48,900	592,993	8,491,660	(3,627,929)	—

Sears Holdings Corp.	14,212,673	—	—	14,212,673	749,718,501	—	—
The St. Joe Co.	23,136,502	—	—	23,136,502	430,220,941	—	—
Orchard Supply Hardware Stores Corp., Preferred, Zero Coupon, Series A(a)	—	641,893	121,841	520,052	910,091	(100,313)	—

MBIA, Inc. 7.000%, 12/15/2025	$17,932,000	$ —	$ —	$17,932,000	12,821,380	—	1,048,034
MBIA, Inc. 7.150%, 07/15/2027	$13,859,000	$ —	$ —	$13,859,000	9,909,185	—	797,673
MBIA, Inc. 5.700%, 12/01/2034	$11,580,000	$ —	$ —	$11,580,000	7,237,500	—	534,456

Total					$1,813,074,897	$(33,348,676)	$2,380,163

(a)   Security received in spin-off from Sears Holdings Corp. Security was not held in the portfolio at November 30, 2011.

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.

By (Signature and Title)* /s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date 10/18/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date 10/18/12

By (Signature and Title)* /s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date 10/18/12

* Print the name and title of each signing officer under his or her signature.